Bank Financing and Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Bank Financing and Debt
9) BANK FINANCING AND DEBT
The Company’s debt consists of the following (a):

At December 31,	2017	2016
Commercial paper	$679	$450
1.95% Senior Notes due 2017	—	399
4.625% Senior Notes due 2018	—	305
2.30% Senior Notes due 2019	604	606
5.75% Senior Notes due 2020	—	499
4.30% Senior Notes due 2021	299	299
3.375% Senior Notes due 2022	696	695
2.50% Senior Notes due 2023	396	—
2.90% Senior Notes due 2023	395	—
7.875% Debentures due 2023	187	187
7.125% Senior Notes due 2023 (b)	46	46
3.70% Senior Notes due 2024	597	596
3.50% Senior Notes due 2025	589	587
4.00% Senior Notes due 2026	785	783
2.90% Senior Notes due 2027	684	683
3.375% Senior Notes due 2028	493	—
3.70% Senior Notes due 2028	489	—
7.875% Senior Debentures due 2030	832	833
5.50% Senior Debentures due 2033	425	425
5.90% Senior Notes due 2040	297	297
4.85% Senior Notes due 2042	485	485
4.90% Senior Notes due 2044	539	538
4.60% Senior Notes due 2045	588	587
Obligations under capital leases	57	75
Total debt (c)	10,162	9,375
Less commercial paper	679	450
Less current portion	19	23
Total long-term debt, net of current portion	$9,464	$8,902
(a) Unless otherwise noted, the long-term debt instruments are issuances of CBS Corp. and are guaranteed by CBS Operations Inc.
(b) Debt instrument is an issuance of CBS Broadcasting Inc., a wholly owned subsidiary of CBS Corp., and has no guarantor.
(c) At December 31, 2017 and 2016, the senior debt balances included (i) a net unamortized discount of $65 million and $52 million, respectively, (ii) unamortized deferred financing costs of $47 million and $43 million, respectively, and (iii) a $3 million decrease and a $5 million increase, respectively, in the carrying value of the debt relating to previously settled fair value hedges. The face value of the Company’s total debt was $10.28 billion at December 31, 2017 and $9.47 billion at December 31, 2016.
For the year ended December 31, 2017, debt issuances, redemptions and repayments were as follows:

Debt Issuances
November 2017, $400 million 2.90% senior notes due 2023
November 2017, $500 million 3.70% senior notes due 2028
July 2017, $400 million 2.50% senior notes due 2023
July 2017, $500 million 3.375% senior notes due 2028

Debt Redemptions
November 2017, $500 million 5.750% senior notes due 2020
July 2017, $300 million 4.625% senior notes due 2018

Debt Repayments
July 2017, $400 million 1.950% senior notes due 2017, upon maturity

The Company used the net proceeds from the 2017 issuances for the redemption and repayment of $1.20 billion of senior notes and for general corporate purposes, including discretionary contributions to the Company’s qualified pension plans and the repayment of short-term borrowings, including commercial paper.

The early redemption of the $500 million 5.750% senior notes due April 2020 and the $300 million 4.625% senior notes due May 2018 resulted in a pre-tax loss on early extinguishment of debt of $49 million ($31 million, net of tax) for the year ended December 31, 2017.

During July 2016, the Company issued $700 million of 2.90% senior notes due 2027 and used the net proceeds for general corporate purposes, including the repurchase of CBS Corp. Class B Common Stock and the repayment of short-term borrowings, including commercial paper. During January 2016, the Company repaid its $200 million of outstanding 7.625% senior debentures upon maturity.

At December 31, 2017, the Company’s scheduled maturities of long-term debt at face value, excluding capital leases, were as follows:

						2023 and
	2018	2019	2020	2021	2022	Thereafter
Long-term debt	$—	$600	$—	$300	$700	$7,940

Commercial Paper
The Company had outstanding commercial paper borrowings under its $2.50 billion commercial paper program of $679 million and $450 million at December 31, 2017 and 2016, respectively, each with maturities of less than 90 days. The weighted average interest rate for these borrowings was 1.88% and 0.98% at December 31, 2017 and 2016, respectively.

Credit Facility
At December 31, 2017, the Company had a $2.5 billion revolving credit facility (the “Credit Facility”) which expires in June 2021. The Company, at its option, may also borrow in certain foreign currencies up to specified limits under the Credit Facility. Borrowing rates under the Credit Facility are determined at the Company’s option at the time of each borrowing and are based generally on the prime rate in the U.S. or LIBOR plus a margin based on the Company’s senior unsecured debt rating. The Company pays a facility fee based on the total amount of the commitments.
The Credit Facility requires the Company to maintain a maximum Consolidated Leverage Ratio of 4.5x at the end of each quarter as further described in the Credit Facility. At December 31, 2017, the Company’s Consolidated Leverage Ratio was approximately 3.1x.

The Consolidated Leverage Ratio reflects the ratio of the Company’s indebtedness from continuing operations, adjusted to exclude certain capital lease obligations, at the end of a quarter, to the Company’s Consolidated EBITDA for the trailing four consecutive quarters.  Consolidated EBITDA is defined in the Credit Facility as operating income plus interest income and before depreciation, amortization and certain other noncash items.

The Credit Facility is used for general corporate purposes. At December 31, 2017, the Company had no borrowings outstanding under the Credit Facility and the remaining availability under the Credit Facility, net of outstanding letters of credit, was $2.49 billion.